Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table discloses executive compensation and financial performance measures for the five most recently completed fiscal years. Financial performance measures include the total shareholder return (TSR) for Westamerica Bancorporation common stock and for that of our designated peer group, the NASDAQ Bank Index (CBNK), and Westamerica Bancorporation’s return on average equity.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table (SCT) Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average SCT Total for Non- PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return (TSR)	Peer Group (CBNK) TSR	Net Income	Return on Average Equity
2025	$802,645	$802,645	$491,957	$285,785	$103.30	$138.29	$116,173,000	11.2%
2024	786,658	786,658	504,895	379,287	109.21	128.85	138,636,000	13.8%
2023	758,701	758,701	427,400	465,487	113.46	106.87	161,768,000	18.1%
2022	750,021	750,021	477,400	553,473	114.42	110.67	122,034,000	15.2%
2021	750,563	750,563	443,488	514,930	108.85	132.19	86,509,000	11.5%

(1) Mr. Payne is the named PEO whose compensation is disclosed for the years 2025, 2024, 2023, 2022 and 2021.

(2) Messrs. Thorson (who resigned from Westamerica, January 2025), Rizzardi, Donohoe, Baker, and Ms. Jonas are the non-PEO NEOs whose average compensation is disclosed for the years 2025 and 2024. Messrs. Thorson, Rizzardi, Donohoe, Baker, and Leavitt (who resigned from Westamerica, March of 2023) are the non-PEO NEOs whose average compensation is disclosed for the years 2023, 2022, and 2021.

PEO Total Compensation Amount	[1]	$ 802,645	$ 786,658	$ 758,701	$ 750,021	$ 750,563
PEO Actually Paid Compensation Amount	[1]	802,645	786,658	758,701	750,021	750,563
Non-PEO NEO Average Total Compensation Amount	[2]	491,957	504,895	427,400	477,400	443,488
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 285,785	379,287	465,487	553,473	514,930
Adjustment to Non-PEO NEO Compensation Footnote
Year	Reported Average SCT Total for Non-PEO NEOs	Reported Average SCT Value of Equity Awards for Non-PEO NEOs	Equity Award Adjustments	Reported Average SCT Change in the Actuarial Present Value of Pension Benefits for Non- PEO NEOs	Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2025	$491,957	$(271,126)	$64,954	$—	$—	$285,785
2024	504,895	(248,940)	123,332	—	—	379,287
2023	427,400	(212,088)	250,175	—	—	465,487
2022	477,400	(221,609)	297,682	—	—	553,473
2021	443,488	(192,740)	264,182	—	—	514,930
Year	Year end fair value of equity awards granted during the year	Change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2025	$151,806	$(75,529)	$—	$(11,323)	$—	$—	$64,954
2024	274,744	(102,959)	—	(48,453)	—	—	123,332
2023	265,655	(4,321)	—	(11,159)	—	—	250,175
2022	265,511	27,370	—	4,801	—	—	297,682
2021	198,948	51,120	—	14,114	—	—	264,182

The executive compensation actually paid differs from the compensation provided in the Summary Compensation Table due solely to changes in the value of RPSs and NQSOs between the grant date and the end of each fiscal year or vesting date. The change in the value of the NQSOs and RPSs is based on TSR excluding dividends as dividends are not paid on NQSOs or RPSs prior to vesting.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

As described in the Compensation Discussion and Analysis, the financial performance measures used to determine executive compensation levels include return on average equity, return on average assets, diluted earnings per share, levels of non-performing assets, and the efficiency ratio (operating expenses as a percentage of total revenues).

Financial Performance Measures
- Return on Average Equity
- Return on Average Assets
- Diluted Earnings Per Share
- Levels of Non-Performing Assets
- Efficiency Ratio (Operating Expenses as a Percentage of Total Revenues)

Total Shareholder Return Amount		$ 103.3	109.21	113.46	114.42	108.85
Peer Group Total Shareholder Return Amount		138.29	128.85	106.87	110.67	132.19
Net Income (Loss)		$ 116,173,000	$ 138,636,000	$ 161,768,000	$ 122,034,000	$ 86,509,000
Company Selected Measure Amount		11.2	13.8	18.1	15.2	11.5
PEO Name		Mr. Payne
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Average Equity
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name		Diluted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name		Levels of Non-Performing Assets
Measure:: 5
Pay vs Performance Disclosure
Name		Efficiency Ratio (Operating Expenses as a Percentage of Total Revenues)
Non-PEO NEOs [Member] | Reported Average SCT Value of Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (271,126)	$ (248,940)	$ (212,088)	$ (221,609)	$ (192,740)
Non-PEO NEOs [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		64,954	123,332	250,175	297,682	264,182
Non-PEO NEOs [Member] | Reported Average SCT Change in the Actuarial Present Value of Pension Benefits for Non- PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Year end fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		151,806	274,744	265,655	265,511	198,948
Non-PEO NEOs [Member] | Change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(75,529)	(102,959)	(4,321)	27,370	51,120
Non-PEO NEOs [Member] | Fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,323)	(48,453)	(11,159)	4,801	14,114
Non-PEO NEOs [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Total equity award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 64,954	$ 123,332	$ 250,175	$ 297,682	$ 264,182

[1]	Mr. Payne is the named PEO whose compensation is disclosed for the years 2025, 2024, 2023, 2022 and 2021.
[2]	Messrs. Thorson (who resigned from Westamerica, January 2025), Rizzardi, Donohoe, Baker, and Ms. Jonas are the non-PEO NEOs whose average compensation is disclosed for the years 2025 and 2024. Messrs. Thorson, Rizzardi, Donohoe, Baker, and Leavitt (who resigned from Westamerica, March of 2023) are the non-PEO NEOs whose average compensation is disclosed for the years 2023, 2022, and 2021.